Rule 497(e)

File No. 333-146827

Innovator ETFs® Trust

(the “Trust”)

Supplement to the Prospectus and Statement of Additional Information (“SAI”)
for each series listed in Appendix A (each a “Fund”)

Dated April 1, 2026

On April 1, 2026 (the “Effective Date”), GSAM Holdings LLC, a subsidiary of The Goldman Sachs Group, Inc. (“Goldman”), completed its acquisition of Innovator Capital Management, LLC (“Innovator”), the investment adviser to the Funds, pursuant to a membership interest purchase agreement (the “Transaction”). As a result of the Transaction, Innovator became an indirect, wholly-owned subsidiary of Goldman.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Transaction, which constituted a change in control of Innovator, resulted in the automatic termination of the previous investment management agreement between the Trust and Innovator on behalf of each of the Funds (the “Prior Agreement”) on the Effective Date. In connection with the Transaction, on February 24, 2026, at a joint special meeting of shareholders (together with any adjournments, the “Meeting”), shareholders of certain Funds listed under the caption “Approved Funds” in Appendix A (the “Approved Funds”) approved a new investment management agreement with Innovator (the “New Agreement”) on behalf of each such Fund. For the remaining Approved Funds, Innovator (in its capacity as initial shareholder of the Fund), approved the New Agreement. The New Agreement has also been approved by the Board of Trustees of the Trust (the “Board”) on behalf of each Approved Fund. The New Agreement became effective with respect to each Approved Fund on the Effective Date. The New Agreement is the same as the Prior Agreement, except with respect to the date and term of the agreement and certain other non-material differences.

Solicitation for shareholder approval of the New Agreement with respect to the Funds listed under the caption “Outstanding Funds” in Appendix A (the “Outstanding Funds”) is ongoing. The Trust, on behalf of each Outstanding Fund, has entered into an interim advisory agreement with Innovator in reliance on Rule 15a-4 under the 1940 Act (the “Interim Agreement”), pursuant to which Innovator continues to serve as investment adviser to each Outstanding Fund for up to 150 days following the termination of the Prior Agreement or until shareholders of the Outstanding Fund approves the New Agreement. The Interim Agreement has also been approved by the Board on behalf of each Outstanding Fund and became effective on the Effective Date. The Interim Agreement is the same as the Prior Agreement, except with respect to the date and term of the agreement and certain other differences as required by Rule 15a-4.

Additionally, at the Meeting, shareholders of the Funds also elected fourteen (14) nominees to the Board, whose election became effective on the Effective Date: Cheryl K. Beebe; Dwight L. Bush; Kathryn A. Cassidy; John G. Chou; Joaquin Delgado; Eileen H. Dowling; Lawrence Hughes; John F. Killian; Steven D. Krichmar; Michael Latham; Lawrence W. Stranghoener; Gregory G. Weaver; Brian J. Wildman; and James A. McNamara. Furthermore, on the Effective Date, H. Bruce Bond, Mark Berg, Joe Stowell will no longer serve on the Board.

Please Keep This Supplement With Your Prospectus and
SAI For Future Reference

Appendix A

Innovator IBD® 50 ETF

Innovator IBD® Breakout Opportunities ETF

Approved Funds

Innovator Buffer Step Up Strategy ETF®
Innovator Deepwater Frontier Tech ETF
Innovator Defined Wealth Shield ETF
Innovator Emerging Markets Power Buffer ETF™ – January
Innovator Emerging Markets Power Buffer ETF™ – April
Innovator Emerging Markets Power Buffer ETF™ – July
Innovator Emerging Markets Power Buffer ETF™ – October
Innovator Equity Autocallable Income Strategy ETF
Innovator Equity Defined Protection ETF® – 1 Yr February
Innovator Equity Defined Protection ETF® – 1 Yr April
Innovator Equity Defined Protection ETF® – 1 Yr June
Innovator Equity Defined Protection ETF® – 2 Yr to April 2027
Innovator Equity Defined Protection ETF® – 2 Yr to October 2027
Innovator Equity Defined Protection ETF® – 2 Yr to January 2028
Innovator Equity Defined Protection ETF® – 2 Yr to April 2028
Innovator Equity Dual Directional 5 Buffer ETF™ – Quarterly
Innovator Equity Dual Directional 10 Buffer ETF™ – January
Innovator Equity Dual Directional 10 Buffer ETF™ – February
Innovator Equity Dual Directional 10 Buffer ETF™ – March
Innovator Equity Dual Directional 10 Buffer ETF™ – April
Innovator Equity Dual Directional 10 Buffer ETF™ – November
Innovator Equity Dual Directional 15 Buffer ETF™ – January
Innovator Equity Dual Directional 15 Buffer ETF™ – February
Innovator Equity Dual Directional 15 Buffer ETF™ – March
Innovator Equity Dual Directional 15 Buffer ETF™ – April
Innovator Equity Dual Directional 15 Buffer ETF™ – September
Innovator Equity Dual Directional 15 Buffer ETF™ – October
Innovator Equity Dual Directional 15 Buffer ETF™ – December
Innovator Equity Managed 10 Buffer ETF
Innovator Equity Managed 100 Buffer ETF™
Innovator Equity Managed Floor ETF®
Innovator Equity Premium Income – Daily PutWrite ETF
Innovator Growth Accelerated Plus ETF® – April
Innovator Growth-100 Dual Directional 5 Buffer ETF™ – Quarterly
Innovator Growth-100 Power Buffer ETF™ – January
Innovator Growth-100 Power Buffer ETF™ – February
Innovator Growth-100 Power Buffer ETF™ – March
Innovator Growth-100 Power Buffer ETF™ – May
Innovator International Developed Managed 10 Buffer ETF™

Innovator International Developed Managed Floor ETF®
Innovator International Developed Power Buffer ETF™ – January
Innovator International Developed Power Buffer ETF™ – April
Innovator International Developed Power Buffer ETF™ – May
Innovator International Developed Power Buffer ETF™ – June
Innovator International Developed Power Buffer ETF™ – July
Innovator International Developed Power Buffer ETF™ – August
Innovator International Developed Power Buffer ETF™ – September
Innovator International Developed Power Buffer ETF™ – October
Innovator International Developed Power Buffer ETF™ – November
Innovator International Developed Power Buffer ETF™ – December
Innovator Laddered Allocation Buffer ETF™
Innovator Nasdaq-100® 10 Buffer ETF™ – Quarterly
Innovator Nasdaq-100® Managed 10 Buffer ETF™
Innovator Nasdaq-100® Managed Floor ETF®
Innovator Premium Income 20 Barrier ETF® – April
Innovator Premium Income 20 Barrier ETF® – October
Innovator Premium Income 30 Barrier ETF® – October
Innovator S&P Investment Grade Preferred ETF
Innovator U.S. Equity 5 to 15 Buffer ETF™ – Quarterly
Innovator U.S. Equity 10 Buffer ETF™ – Quarterly
Innovator U.S. Equity Accelerated ETF® – Quarterly
Innovator U.S. Equity Accelerated 9 Buffer ETF™ – April
Innovator U.S. Equity Accelerated 9 Buffer ETF™ – July
Innovator U.S. Equity Accelerated Plus ETF® – April
Innovator U.S. Equity Accelerated Plus ETF® – October
Innovator U.S. Equity Buffer ETF™ – January
Innovator U.S. Equity Buffer ETF™ – February
Innovator U.S. Equity Buffer ETF™ – March
Innovator U.S. Equity Buffer ETF™ – April
Innovator U.S. Equity Buffer ETF™ – May
Innovator U.S. Equity Buffer ETF™ – June
Innovator U.S. Equity Buffer ETF™ – July
Innovator U.S. Equity Buffer ETF™ – August
Innovator U.S. Equity Buffer ETF™ – September
Innovator U.S. Equity Buffer ETF™ – October
Innovator U.S. Equity Buffer ETF™ – November
Innovator U.S. Equity Buffer ETF™ – December
Innovator U.S. Equity Power Buffer ETF™ – January
Innovator U.S. Equity Power Buffer ETF™ – February
Innovator U.S. Equity Power Buffer ETF™ – March
Innovator U.S. Equity Power Buffer ETF™ – April
Innovator U.S. Equity Power Buffer ETF™ – May
Innovator U.S. Equity Power Buffer ETF™ – June

Innovator U.S. Equity Power Buffer ETF™ – July
Innovator U.S. Equity Power Buffer ETF™ – August
Innovator U.S. Equity Power Buffer ETF™ – September
Innovator U.S. Equity Power Buffer ETF™ – October
Innovator U.S. Equity Power Buffer ETF™ – November
Innovator U.S. Equity Power Buffer ETF™ – December
Innovator U.S. Equity Ultra Buffer ETF™ – January
Innovator U.S. Equity Ultra Buffer ETF™ – February
Innovator U.S. Equity Ultra Buffer ETF™ – March
Innovator U.S. Equity Ultra Buffer ETF™ – April
Innovator U.S. Equity Ultra Buffer ETF™ – June
Innovator U.S. Equity Ultra Buffer ETF™ – August
Innovator U.S. Equity Ultra Buffer ETF™ – September
Innovator U.S. Equity Ultra Buffer ETF™ – October
Innovator U.S. Equity Ultra Buffer ETF™ – November
Innovator U.S. Equity Ultra Buffer ETF™ – December
Innovator U.S. Small Cap 10 Buffer ETF™ – Quarterly
Innovator U.S. Small Cap Managed 10 Buffer ETF™
Innovator U.S. Small Cap Managed Floor ETF®
Innovator U.S. Small Cap Power Buffer ETF™ – July
Innovator U.S. Small Cap Power Buffer ETF™ – August
Innovator U.S. Small Cap Power Buffer ETF™ – September
Innovator U.S. Small Cap Power Buffer ETF™ – December

Outstanding Funds

Innovator 20+ Year Treasury Bond 5 Floor ETF® – Quarterly
Innovator 20+ Year Treasury Bond 9 Buffer ETF™ – July
Innovator Emerging Markets 10 Buffer ETF™ – Quarterly
Innovator Equity Defined Protection ETF® – 1 Yr January
Innovator Equity Defined Protection ETF® – 1 Yr March
Innovator Equity Defined Protection ETF® – 1 Yr May
Innovator Equity Defined Protection ETF® – 1 Yr July
Innovator Equity Defined Protection ETF® – 1 Yr August
Innovator Equity Defined Protection ETF® – 1 Yr September
Innovator Equity Defined Protection ETF® – 1 Yr October
Innovator Equity Defined Protection ETF® – 1 Yr November
Innovator Equity Defined Protection ETF® – 1 Yr December
Innovator Equity Defined Protection ETF® – 2 Yr to July 2026
Innovator Equity Defined Protection ETF® – 2 Yr to October 2026
Innovator Equity Defined Protection ETF® – 2 Yr to January 2027
Innovator Equity Defined Protection ETF® – 2 Yr to July 2027
Innovator Equity Defined Protection ETF® – 6 Mo Jan/Jul
Innovator Equity Defined Protection ETF® – 6 Mo Apr/Oct
Innovator Equity Dual Directional 10 Buffer ETF™ – July

Innovator Equity Dual Directional 10 Buffer ETF™ – September
Innovator Equity Dual Directional 10 Buffer ETF™ – October
Innovator Equity Dual Directional 10 Buffer ETF™ – December
Innovator Equity Dual Directional 15 Buffer ETF™ – July
Innovator Equity Dual Directional 15 Buffer ETF™ – November
Innovator Gradient Tactical Rotation Strategy ETF
Innovator Growth Accelerated ETF® – Quarterly
Innovator Growth Accelerated Plus ETF® – January
Innovator Growth Accelerated Plus ETF® – July
Innovator Growth Accelerated Plus ETF® – October
Innovator Growth-100 Power Buffer ETF™ – April
Innovator Growth-100 Power Buffer ETF™ – June
Innovator Growth-100 Power Buffer ETF™ – July
Innovator Growth-100 Power Buffer ETF™ – August
Innovator Growth-100 Power Buffer ETF™ – September
Innovator Growth-100 Power Buffer ETF™ – October
Innovator Growth-100 Power Buffer ETF™ – November
Innovator Growth-100 Power Buffer ETF™ – December
Innovator Hedged Nasdaq-100® ETF
Innovator Index Autocallable Income Strategy ETF
Innovator International Developed 10 Buffer ETF™ – Quarterly
Innovator International Developed Power Buffer ETF™ – February
Innovator International Developed Power Buffer ETF™ – March
Innovator Laddered Allocation Power Buffer ETF™
Innovator Power Buffer Step Up Strategy ETF®
Innovator Premium Income 15 Buffer ETF™ – January
Innovator Premium Income 15 Buffer ETF™ – April
Innovator Premium Income 15 Buffer ETF™ – July
Innovator Premium Income 15 Buffer ETF™ – October
Innovator Premium Income 20 Barrier ETF® – January
Innovator Premium Income 20 Barrier ETF® – July
Innovator Premium Income 30 Barrier ETF® – January
Innovator Premium Income 30 Barrier ETF® – April
Innovator Premium Income 30 Barrier ETF® – July
Innovator U.S. Equity Accelerated 9 Buffer ETF™ – January
Innovator U.S. Equity Accelerated 9 Buffer ETF™ – October
Innovator U.S. Equity Accelerated Plus ETF® – January
Innovator U.S. Equity Accelerated Plus ETF® – July
Innovator U.S. Equity Ultra Buffer ETF™ – May
Innovator U.S. Equity Ultra Buffer ETF™ – July
Innovator U.S. Small Cap Power Buffer ETF™ – January
Innovator U.S. Small Cap Power Buffer ETF™ – February
Innovator U.S. Small Cap Power Buffer ETF™ – March
Innovator U.S. Small Cap Power Buffer ETF™ – April

Innovator U.S. Small Cap Power Buffer ETF™ – May
Innovator U.S. Small Cap Power Buffer ETF™ – June
Innovator U.S. Small Cap Power Buffer ETF™ – October
Innovator U.S. Small Cap Power Buffer ETF™ – November
Innovator Uncapped Accelerated U.S. Equity ETF™
Innovator Uncapped Bitcoin 20 Floor ETF® – Quarterly